Janus Henderson Enterprise Fund
Schedule of Investments (unaudited)
December 31, 2025

	Shares or Principal Amounts	Value
Common Stocks – 97.0%
Aerospace & Defense – 0.7%
Standardaero Inc*	5,778,380	$165,723,938
Airlines – 1.6%
Ryanair Holdings PLC	3,138,238	108,975,288
Ryanair Holdings PLC (ADR)	3,441,065	248,410,482
		357,385,770
Biotechnology – 3.6%
Argenx SE (ADR)*	323,451	272,006,118
Ascendis Pharma A/S (ADR)*	731,867	156,063,319
Bridgebio Pharma Inc*	1,387,540	106,132,935
Revolution Medicines Inc*	2,086,737	166,208,602
Vaxcyte Inc*	2,570,623	118,608,545
		819,019,519
Capital Markets – 4.0%
Cboe Global Markets Inc	638,291	160,211,041
Charles Schwab Corp	1,498,309	149,696,052
LPL Financial Holdings Inc	1,699,141	606,882,191
		916,789,284
Chemicals – 1.5%
Corteva Inc	4,946,203	331,543,987
Commercial Services & Supplies – 5.3%
Cimpress PLC*,£	2,355,405	156,846,419
Clean Harbors Inc*	1,443,210	338,403,881
RB Global Inc	2,681,209	275,815,970
Rentokil Initial PLC	16,467,941	98,342,903
Rentokil Initial PLC (ADR)	6,389,737	188,241,652
Veralto Corp	1,448,006	144,482,039
		1,202,132,864
Construction & Engineering – 2.2%
APi Group Corp*	12,861,661	492,087,150
Diversified Financial Services – 1.6%
WEX Inc*,£	2,499,077	372,312,492
Electric Utilities – 2.1%
Alliant Energy Corp	7,227,173	469,838,517
Electrical Equipment – 1.0%
Sensata Technologies Holding PLC	6,977,054	232,266,128
Electronic Equipment, Instruments & Components – 7.2%
CDW Corp/DE	1,411,060	192,186,372
Flex Ltd*	12,754,599	770,632,872
TE Connectivity PLC	801,524	182,354,725
Teledyne Technologies Inc*	980,451	500,745,739
		1,645,919,708
Entertainment – 2.3%
Liberty Media Corp-Liberty Formula One - Series A*	731,603	65,390,676
Liberty Media Corp-Liberty Formula One - Series C*	4,700,460	463,042,315
		528,432,991
Food & Staples Retailing – 0.6%
Dollar Tree Inc*	1,169,388	143,846,418
Health Care Equipment & Supplies – 7.7%
Boston Scientific Corp*	5,565,902	530,708,756
Cooper Cos Inc/The*	1,678,964	137,607,889
Globus Medical Inc*	2,207,141	192,705,481
ICU Medical Inc*	1,230,753	175,591,530
Lantheus Holdings Inc*	1,132,936	75,396,891
Medline Inc - Class A*	2,677,376	112,449,792
STERIS PLC	739,181	187,397,167
Teleflex Inc£	2,885,870	352,191,575
		1,764,049,081
Hotels, Restaurants & Leisure – 3.9%
Aramark	10,081,068	371,588,167
DoorDash Inc - Class A*	1,820,459	412,297,554
Entain PLC	11,134,775	114,637,271
		898,522,992
Insurance – 3.9%
Intact Financial Corp	2,441,057	508,221,522

	Shares or Principal Amounts	Value
Common Stocks – (continued)
Insurance – (continued)
Willis Towers Watson PLC	641,071	$210,655,930
WR Berkley Corp	2,556,039	179,229,455
		898,106,907
Interactive Media & Services – 0.2%
Ziff Davis Inc*	1,581,368	55,585,085
Life Sciences Tools & Services – 4.7%
Illumina Inc*	1,338,491	175,556,480
PerkinElmer Inc	5,624,564	544,176,567
Waters Corp*	927,197	352,177,236
		1,071,910,283
Machinery – 1.6%
Ingersoll Rand Inc	4,620,568	366,041,397
Multi-Utilities – 2.8%
Ameren Corp	3,512,382	350,746,466
DTE Energy Co	2,204,308	284,311,646
		635,058,112
Oil, Gas & Consumable Fuels – 0.9%
ONEOK Inc	2,877,348	211,485,078
Professional Services – 7.5%
Broadridge Financial Solutions Inc	1,432,866	319,772,705
Ceridian HCM Holding Inc*	5,822,516	402,685,206
SS&C Technologies Holdings Inc	8,009,049	700,151,064
TransUnion	2,085,935	178,868,926
UL Solutions Inc - Class A	1,411,452	111,307,105
		1,712,785,006
Real Estate Management & Development – 2.2%
CoStar Group Inc*	5,410,040	363,771,090
FirstService Corp	894,510	139,123,140
		502,894,230
Road & Rail – 4.5%
Canadian Pacific Kansas City Ltd#	3,622,965	266,758,913
JB Hunt Transport Services Inc	2,853,222	554,495,164
TFI International Inc	1,889,400	195,269,490
		1,016,523,567
Semiconductor & Semiconductor Equipment – 4.7%
KLA Corp	216,284	262,802,363
NXP Semiconductors NV	1,800,147	390,739,908
ON Semiconductor Corp*	7,509,031	406,614,028
		1,060,156,299
Software – 11.0%
AppLovin Corp - Class A*	1,376,000	927,176,320
Constellation Software Inc/Canada	232,661	559,681,598
Descartes Systems Group Inc/The*	1,369,078	120,013,377
Dynatrace Inc*	2,457,390	106,503,283
PTC Inc*	2,528,600	440,507,406
Topicus.com Inc*	1,001,381	92,775,863
Workday Inc - Class A*	1,184,263	254,356,007
		2,501,013,854
Specialized Real Estate Investment Trusts (REITs) – 0.9%
Lamar Advertising Co	1,622,133	205,329,595
Specialty Retail – 2.2%
Burlington Stores Inc*	546,782	157,937,981
CarMax Inc*	3,156,983	121,985,823
Wayfair Inc - Class A*	2,173,558	218,246,959
		498,170,763
Textiles, Apparel & Luxury Goods – 1.5%
Gildan Activewear Inc	5,492,104	343,036,816
Trading Companies & Distributors – 3.1%
Ferguson Enterprises Inc	3,143,499	699,837,182
Total Common Stocks (cost $14,296,198,367)		22,117,805,013
Investment Companies – 3.0%
Money Markets – 3.0%
Janus Henderson Cash Liquidity Fund LLC, 3.7222%ºº,£ (cost $686,248,344)	686,124,155	686,329,992
Investments Purchased with Cash Collateral from Securities Lending – 0.1%
Investment Companies – 0.1%
Janus Henderson Cash Collateral Fund LLC, 3.6894%ºº,£	11,377,747	11,377,747

	Shares or Principal Amounts	Value
Investments Purchased with Cash Collateral from Securities Lending – (continued)
Time Deposits – 0%
Royal Bank of Canada, 3.7000%, 1/2/26	$2,844,437	$2,844,437
Total Investments Purchased with Cash Collateral from Securities Lending (cost $14,222,184)		14,222,184
Total Investments (total cost $14,996,668,895) – 100.1%		22,818,357,189
Liabilities, net of Cash, Receivables and Other Assets – (0.1)%		(13,351,939)
Net Assets – 100%		$22,805,005,250

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$18,948,628,742	83.0%
Canada	2,500,696,689	11.0
Ireland	539,740,495	2.4
United Kingdom	401,221,826	1.7
Belgium	272,006,118	1.2
Denmark	156,063,319	0.7
Total	$22,818,357,189	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 9/30/25	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 12/31/25	Ending Shares	Dividend Income
Common Stocks - 3.8%
Commercial Services & Supplies - 0.7%
Cimpress PLC*
	$148,484,731	$-	$-	$-	$8,361,688	$156,846,419	2,355,405	$-
Diversified Financial Services - 1.6%
WEX Inc*
	393,679,600	-	-	-	(21,367,108)	372,312,492	2,499,077	-
Health Care Equipment & Supplies - 1.5%
Teleflex Inc
	353,115,053	-	-	-	(923,478)	352,191,575	2,885,870	981,196
Total Common Stocks - 3.8%
	$895,279,384	$-	$-	$-	$(13,928,898)	$881,350,486	7,740,352	$981,196
Investment Companies - 3.0%
Money Markets - 3.0%
Janus Henderson Cash Liquidity Fund LLC, 3.7222%ºº
	839,251,009	880,598,902	(1,033,572,707)	(2,253)	55,041	686,329,992	686,124,155	7,497,109
Investments Purchased with Cash Collateral from Securities Lending - 0.1%
Investment Companies - 0.1%
Janus Henderson Cash Collateral Fund LLC, 3.6894%ºº
	-	389,298,264	(377,920,517)	-	-	11,377,747	11,377,747	41,656 ∆
Total Affiliated Investments - 6.9%
	$1,734,530,393	$1,269,897,166	$(1,411,493,224)	$(2,253)	$(13,873,857)	$1,579,058,225	705,242,254	$8,519,961

Schedule of Forward Foreign Currency Exchange Contracts
Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Bank of America, National Association:
Canadian Dollar	3/5/26	17,949,000	$(13,012,462)	$101,953
Euro	3/5/26	66,647,000	(77,774,383)	769,527
				871,480

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Barclays Capital, Inc.:
Canadian Dollar	3/5/26	(147,248,871)	$106,757,486	$(829,721)
Euro	3/5/26	(132,550,500)	155,000,488	(1,211,114)
				(2,040,835)
BNP Paribas:
Canadian Dollar	3/5/26	(37,833,000)	27,445,049	(197,586)
Euro	3/5/26	(22,746,000)	26,587,799	(218,506)
				(416,092)
Citibank, National Association:
Canadian Dollar	3/5/26	47,637,000	(34,671,132)	134,784
Canadian Dollar	3/5/26	(161,910,223)	117,378,575	(920,930)
Euro	3/5/26	(57,342,912)	66,924,758	(654,226)
				(1,440,372)
Goldman Sachs & Co. LLC:
Canadian Dollar	3/5/26	151,958,000	(110,233,373)	794,553
Euro	3/5/26	(36,156,000)	42,212,311	(397,764)
				396,789
HSBC Securities (USA), Inc.:
Canadian Dollar	3/5/26	21,143,000	(15,378,197)	69,910
Canadian Dollar	3/5/26	(122,518,464)	88,860,304	(657,661)
Euro	3/5/26	23,557,381	(27,500,804)	261,718
				(326,033)
JPMorgan Chase Bank, National Association:
Canadian Dollar	3/5/26	(266,955,000)	193,619,039	(1,431,304)
Euro	3/5/26	(92,139,270)	107,544,633	(1,042,079)
				(2,473,383)
Morgan Stanley & Co. International PLC:
Canadian Dollar	3/5/26	(62,220,536)	45,134,835	(326,524)
Euro	3/5/26	(4,895,000)	5,722,358	(46,431)
				(372,955)
State Street Bank and Trust Company:
Canadian Dollar	3/5/26	18,987,000	(13,769,732)	103,097
Canadian Dollar	3/5/26	(126,209,500)	91,529,914	(684,902)
Euro	3/5/26	(144,789,000)	169,247,482	(1,387,270)
				(1,969,075)
Total				$(7,770,476)

Schedule of Total Return Swaps
Counterparty/ Return Paid by the Fund	Return Received by the Fund	Payment Frequency	Termination Date	Notional Amount		Swap Contracts, at Value and Unrealized Appreciation/ (Depreciation)
UBS AG, London Branch:
Euro short-term rate + 0.695%	Ryanair Holdings PLC	At Maturity	2/6/26	26,425,813	EUR	$15,816,391

Average Ending Monthly Value of Derivative Instruments During the Period Ended December 31, 2025
Forward foreign currency exchange contracts:
Average amounts purchased - in USD	$290,601,390
Average amounts sold - in USD	1,323,539,891
Total return swaps:
Average notional amount	35,748,069

Notes to Schedule of Investments (unaudited)
ADR	American Depositary Receipt
LLC	Limited Liability Company
OTC	Over-the-Counter
PLC	Public Limited Company

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of December 31, 2025.
#	Loaned security; a portion of the security is on loan at December 31, 2025.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2025.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks
Airlines	$248,410,482	$108,975,288	$-
Commercial Services & Supplies	1,103,789,961	98,342,903	-
Hotels, Restaurants & Leisure	783,885,721	114,637,271	-
Insurance	389,885,385	508,221,522	-
Software	1,848,556,393	652,457,461	-
All Other	16,260,642,626	-	-
Investment Companies	-	686,329,992	-
Investments Purchased with Cash Collateral from Securities Lending	-	14,222,184	-
Total Investments in Securities	$20,635,170,568	$2,183,186,621	$-
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	2,235,542	-
OTC Swaps	-	15,816,391	-
Total Assets	$20,635,170,568	$2,201,238,554	$-
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$10,006,018	$-

(a)
Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and centrally cleared swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options, written swaptions, and OTC swaps are reported at their market value at measurement date.

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual financial statements.
125-25-70218 02-26